Secured Note and Accounts Receivable - Related Parties (from 10K) (Details) (USD $)	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 CEO [Member]	Dec. 31, 2012 Officer [Member]	Dec. 31, 2011 Officer [Member]	Sep. 30, 2012 Third-Party [Member]	Sep. 30, 2012 Parent Company [Member]
Interest income recognized	$ 594	$ 594			$ 1,867	$ 594	$ 210
Shares purchased				150,000				336,000	264,000
Shares purchased Value								168,000	132,000
Allowance for account receivable			502,315
Account Receivable Net Of Allowance	$ 270,478		$ 270,478	$ 772,793